Shareholder Fees - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO	Dec. 30, 2023 USD ($)
FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO | Fidelity ZERO Total Market Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none